Concentration of Credit Risks:	12 Months Ended
Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Concentration of Credit Risks:

18.  Concentration of Credit Risks:

Financial instruments which potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and trade receivables. The Company places its cash and cash equivalents with high credit quality financial institutions. Concentrations of credit risk with respect to sales and trade receivables are limited due to the large number of customers comprising the Company’s customer base and their dispersion across geographic areas. The Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral.

For the year ended December 26, 2020, the largest two customers accounted for 49.1% of total revenues and 45.1% of the year-end accounts receivable balance. For the year ended December 28, 2019, the largest two customers accounted for 46.3% of total revenues and 43.2% of the year-end accounts receivable balance. No other customer accounted for more than 10% of the Company’s accounts receivables in 2020, 2019, nor 2018.

In each of the years ended December 26, 2020, December 28, 2019, and December 29, 2018, the Company derived over 10% of its total revenues from two separate customers which operated in each of the operating segments. The following table presents revenue from each customer as percentage of total revenue for each of the years ended:

	Year Ended	Year Ended	Year Ended
	December 26,	December 28,	December 29,
	2020	2019	2018
Lowe’s	22.5%	21.6%	22.0%
Home Depot	26.5%	24.7%	21.8%